13. NOTE FINANCING PAYABLES	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
13. NOTE FINANCING PAYABLES

A summary of the Company’s note financing payables is as follows (in thousands):

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2015	2014	Maturities	2015	2014
				(unaudited)

Note financing payables	8.47%	—%	June 2015 to December 2015	$79,374	$—

Note financing payables represent funds provided by investors through the CeraVest platform for the purpose of funding CeraVest loans. These payables bear interest at a weighted average interest rate of 8.47% per annum as of June 30, 2015 and have a six-month term. All note financing payables are secured by the counterpart loans receivable.